Reconciliation of Gross Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits	$ 35	$ 144	[1]	$ 114	[1]	$ 93	[1]	$ 143
Noncurrent Deferred Tax Assets
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits	6	6		6
Other Taxes Payable
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits	$ 29	$ 138		$ 108

[1]	In 2012, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($138 million). In 2011, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($108 million).